Certain Risks And Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Certain Risks And Concentrations [Abstract]
CERTAIN RISKS AND CONCENTRATIONS
NOTE 14 – CERTAIN RISKS AND CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the three months ended March 31, 2014 and 2013.

	For the Three Months Ended March 31,
Customers	2014	2013
A	25%	27%
B	16%	-
	41%	27%

Suppliers

No supplier accounted for 10% or more of the Company’s purchases during the three months ended March 31, 2014 and 2013.

Risk arising from operations in foreign countries

Substantially all of the Company’s operations are conducted in China. The Company’s operations are subject to various political, economic, and other risks and uncertainties inherent in China. Among other risks, the Company’s operations are subject to the risks of restrictions on transfer of funds; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations.

Risk arising from contractual arrangements with Anpulo Laifeng

The Company conducts substantially all of its operations, and generates substantially all of its revenues, through contractual arrangements with Anpulo Laifeng that provide the Company with effective control over Anpulo Laifeng. The Company depends on Anpulo Laifeng to hold and maintain contracts with its customers. Anpulo Laifeng owns substantially all of the Company’s intellectual property, facilities and other assets relating to the operation of the Company’s business, and employs the personnel for substantially all of its business. Neither Anpulo, nor Anpulo HK nor Anpulo WFOE has any ownership interest in Anpulo Laifeng. Although Anpulo WFOE’s contractual arrangements with Anpulo Laifeng are valid, binding and enforceable under current PRC laws and regulations, these contractual arrangements may not be as effective in providing the Company with control over Anpulo Laifeng as direct ownership of Anpulo Laifeng would.

NOTE 14 – CERTAIN RISKS AND CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2013 and 2012.

	Years Ended December 31,
Customers	2013	2012
A	24%	21%

Suppliers

No supplier accounted for 10% or more of the Company’s purchases during the years ended December 31, 2013 and 2012.

Risk arising from operations in foreign countries

Substantially all of the Company’s operations are conducted in China. The Company’s operations are subject to various political, economic, and other risks and uncertainties inherent in China. Among other risks, the Company’s operations are subject to the risks of restrictions on transfer of funds; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations.

Risk arising from contractual arrangements with Anpulo Laifeng

The Company conducts substantially all of its operations, and generates substantially all of its revenues, through contractual arrangements with Anpulo Laifeng that provide the Company with effective control over Anpulo Laifeng. The Company depends on Anpulo Laifeng to hold and maintain contracts with its customers. Anpulo Laifeng owns substantially all of the Company’s intellectual property, facilities and other assets relating to the operation of the Company’s business, and employs the personnel for substantially all of its business. Neither Anpulo, nor Anpulo HK nor Anpulo WFOE has any ownership interest in Anpulo Laifeng. Although Anpulo WFOE’s contractual arrangements with Anpulo Laifeng are valid, binding and enforceable under current PRC laws and regulations, these contractual arrangements may not be as effective in providing the Company with control over Anpulo Laifeng as direct ownership of Anpulo Laifeng would.